Intangible Assets, Net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 54,119	$ 54,119	$ 216,475	$ 176,029